                                      ANNUAL REPORT
                                      MARCH 31, 2002

PRUDENTIAL
REAL ESTATE SECURITIES FUND

FUND TYPE
Stock

OBJECTIVE
High current income and long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.


Prudential Financial is a service mark of
The Prudential Insurance Company of America, Newark,
NJ, and its affiliates.                              PRUDENTIAL (LOGO)

Prudential Real Estate Securities Fund

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Real Estate Securities Fund (the Fund) provides an opportunity for high current income and long-term growth of capital by investing primarily in equity-related securities of real estate companies.
We use a value-oriented investment style: we seek companies that have the potential for high risk-adjusted return on investment capital. Investing in real estate poses certain risks related to economic conditions, as well as risks related to an individual property, credit risk, and interest-rate fluctuations. There can be no assurance that the Fund will achieve its investment objective.

Portfolio Composition

Expressed as a percentage of
net assets as of 3/31/02
        19.8%   Office Property
        16.0    Regional Malls
        15.5    Multi-Family
        10.6    Diversified
        10.4    Warehouse/Industrial
         8.2    Shopping Centers
         6.2    Diversified Financials
         6.0    Mixed Office / Industrial
         3.6    Healthcare Property
         2.6    Hotels
         1.1    Cash & Equivalents

Ten Largest Holdings

Expressed as a percentage of
net assets as of 3/31/02
    6.7%    Apartment Investment &
            Management Co. (Class "A" Stock)
            Multi-Family
    6.6     Reckson Associates Realty Corp.
            Office Property
    6.3     Kimco Realty Corp.
            Shopping Centers
    6.0     Liberty Property Trust
            Mixed Office / Industrial
    5.5     General Growth Properties, Inc.
            Regional Malls
    5.1     Rouse Co.
            Regional Malls
    5.0     Vornado Realty Trust
            Diversified
    4.9     Arden Realty, Inc.
            Office Property
    4.9     Equity Office Properties Trust
            Office Property
    4.9     Simon Property Group, Inc.
            Regional Malls

Holdings are subject to change.

                                       www.prudential.com    (800) 225-1852

Annual Report    March 31, 2002

Cumulative Total Returns1                                     As of 3/31/02

                                      One Year    Since Inception2
Class A                                19.00%         12.41%
Class B                                18.14           9.18
Class C                                18.14           9.18
Class Z                                19.29          13.57
Lipper Real Estate Fund Avg.3          19.96          23.32
S&P 500 Index4                          0.24           8.61
Wilshire REIT Index5                   22.90          34.83

Average Annual Total Returns1                                As of 3/31/02

                  One Year    Since Inception2
    Class A        13.05%          1.69%
    Class B        13.14           1.79
    Class C        15.97           2.01
    Class Z        19.29           3.31

Past performance is not indicative of future results.
Principal and investment return will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
1 Source: Prudential Investments LLC and Lipper Inc.
  The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for the first six years respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for shares redeemed within 18 months of purchase. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. The cumulative and average annual returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.
2 Inception date: Class A, B, C, and Z, 5/5/98.
3 The Lipper Average is unmanaged, and is based on the average return for all funds in each share class for the one-year and since inception periods in the Lipper Real Estate Funds category. Funds in the
  Lipper Real Estate Funds invest 65% of their portfolio in equity securities of domestic and foreign companies engaged in the real estate industry.
4 The Standard & Poor's 500 Composite Stock Price
  Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed.
5 The Wilshire REIT Index is a market capitalization-weighted index comprising publicly-traded REITs and real estate operating companies.
Investors cannot invest directly in an index.
The returns for the Lipper Average, S&P 500 Index, and Wilshire REIT Index would be lower if they included the effect of sales charges or taxes.

PRUDENTIAL (LOGO)                       May 17, 2002

DEAR SHAREHOLDER,
The Prudential Real Estate Securities Fund underwent a significant change since we last reported on its performance on December 12, 2001. Wellington
Management Company, LLP was named the Fund's subadviser.

At Prudential Financial, we are committed to providing you with the best mutual fund products to help you achieve your financial goals. To this end, we conduct careful analyses of potential investment adviser candidates before selecting one that is best suited to manage a fund. Thus, it was only after carefully analyzing three key criteria--people, process, and performance--that Prudential Financial's
Strategic Investment Research Group (SIRG) identified
Wellington Management Company, LLP as the new investment adviser for your Fund. Wellington
Management's in-depth knowledge of the REIT market, experience, and strong track record places it among the best fund managers in the real estate securities asset class.

The following report provides an overview of the REIT market and the Fund's performance over the 12 months ended March 31, 2002, followed by an in-depth look at the Fund's management since Wellington Management assumed day-to-day responsibilities on December 12, 2001. As always, we appreciate your continued confidence in Prudential mutual funds and look forward to serving your future investment needs.

Sincerely,



David R. Odenath, Jr., President
Prudential Real Estate Securities Fund

Prudential Real Estate Securities Fund

Annual Report    March 31, 2002

INVESTMENT ADVISER'S REPORT

HOW THE FUND PERFORMED
During the 12-month reporting period ended March 31, 2002, the Prudential Real Estate Securities Fund's
Class A shares returned 19.00%, 13.05% after deducting the Class A share sales charge. The Fund slightly underperformed the 19.96% average return of its Lipper Real Estate Funds peer group before taking sales charges into consideration, but underperformed the 22.90% return of its benchmark, the Wilshire REIT
Index.

REITS OUTPACE S&P 500
REITs had another year of strong performance, as evidenced by the 22.90% return of the Wilshire REIT
Index over the 12 months ended March 31, 2002. For comparison purposes, the S&P 500 generated a lackluster 0.2% return over the same time frame.

During the fiscal year, investors were primarily
attracted to higher yielding, reasonably valued
stocks. Companies owning retail property, such as
regional malls and community shopping centers,
outperformed the benchmark average, while companies
owning lodging and office buildings underperformed it.
The multi-family and warehouse sectors generally
performed in-line with the benchmark. These results
reflect broad changes in operating trends during
the year, including a lack of employment growth that
dramatically impacted the office sector, and the
strength of the consumer, which was beneficial for
the retail sector. Except for lodging, which suffered
disproportionately from the effects of September 11,
every real estate sub-sector saw an increase in
cash flow during the year. While dividend yields
compressed somewhat over the period due to rising
share prices, most companies presently remain in a
strong cash flow position and have significant
balance sheet strength. In our view, REIT dividends
are very secure, especially with respect to the
larger market capitalization companies.
                                                  3

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Prudential Real Estate Securities Fund

Holdings expressed as a percentage of the Fund's net assets

Comments on Largest Holdings  As of 3/31/02
6.7%    Apartment Investment & Management Co. (Class
        A shares)/Multi-family
        Apartment Investment and Management Company (AIMCO) is the largest owner and manager of apartment units. AIMCO's biggest market is the District of Columbia, and the company has stakes in more than 1,500 properties in total. AIMCO focuses on acquiring properties that control properties in regions of high population and income growth.

6.6%    Reckson Associates Realty Corp./Office Property
        Reckson Associates controls approximately 190 office and industrial properties in the New York City metro area.

6.3%    Kimco Realty Corp./Shopping Center
        Owning and operating neighborhood and community shopping centers is Kimco Realty's principal business. The company has interests in more than 500 properties in 41 states. Discount department stores or supermarkets usually serve as anchors for Kimco's retail shopping centers.

6.0% Liberty Property Trust/Mixed Office/Industrial Liberty Property Trust owns and leases suburban industrial properties and office buildings. Its operations are diversified throughout the Mid-Atlantic, Southeast, and Midwestern United States. The trust provides leasing and property management services to the approximately 425 industrial and 228 office properties in its portfolio.

5.5%    General Growth Properties, Inc./Regional Malls
        General Growth Properties is the second-largest owner/operator of malls in the U.S. It owns or operates nearly 150 shopping malls in 39 states.
        General Growth continues to increase these numbers through development, expansion, and acquisition.

        Holdings are subject to change.

                                  www.prudential.com     (800) 225-1852

Annual Report    March 31, 2002

SO FAR
In the short time since Wellington Management assumed responsibility for the Fund, some strategic portfolio decisions have resulted in a fairly high level of portfolio turnover. (This is generally not an unusual occurrence when a new investment adviser assumes responsibility for a fund. It typically reflects the changes that occur as an investment adviser aligns a fund's portfolio with its own investment strategies.)

First, the investment adviser established a position in the lodging sector. As the financial crisis precipitated by September 11 began to dissipate, and in anticipation that the oversupply of hotel rooms will abate in 2003, the investment adviser decided that an underweight in this sector was no longer warranted. Instead, several positions in non-REIT lodging companies were initiated, including Hilton Hotels, Fairmont Hotels, and Cendant. The investment adviser believes that non-REIT lodging companies are currently more attractive than lodging REITs, primarily because non-
REIT lodging companies maintain inherently less leverage and thus have stronger balance sheets.

Second, the investment adviser reduced the portfolio's exposure to the office sector since employment growth in the services sector is expected to rebound slowly. The negative effect this has on the sector will be further compounded by expectations of new office building construction. As a result, positions in Equity Office Properties and Boston
Properties were reduced.

Third, several positions were initiated in the mortgage REIT sector. Mortgage REITs offer attractive dividend yields and generally benefit in a low interest-rate environment. The investment adviser views its mortgage REIT position as a hedge against a delayed economic recovery.

WHERE THINGS STAND NOW
At fiscal year end the Fund maintained the following
positions versus its benchmark: an overweight in the
retail sector (25.9% versus 21.1%), a market weight
in the office sector (25.8% versus 26.1%), and
an underweight
                                                  5

Prudential Real Estate Securities Fund

Annual Report    March 31, 2002

in the multi-family sector (14.4% versus 24.4%).
Additionally, the Fund held an 8.8% weight in mortgage REITs and a 3.7% weight in the senior housing sector, neither of which is represented in the benchmark.

OUTLOOK
While signs of economic recovery are spreading, the employment outlook remains mixed. The investment adviser believes that unemployment may peak earlier than initially anticipated, but it does not expect a robust recovery in employment growth. Notwithstanding the strong performance of REIT share prices, the investment adviser continues to believe that the operating environment for all real estate sectors will be difficult throughout 2002. As a result, the investment adviser will continue to maintain a conservative investment stance.

The strong performance of REIT shares can be attributed to long-term positive real estate fundamentals and reduced return expectations in the broader market, which enhances the appeal of high yielding stocks on a relative basis. The investment adviser's long-term view of the real estate securities sector remains positive.

Prudential Real Estate Securities Fund Management Team

       Prudential Real Estate Securities Fund
             Portfolio of Investments as of March 31, 2002

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.9%
Common Stocks  98.9%
-------------------------------------------------------------------------------------
Diversified  10.6%
      76,800   Cendant Corp.(b)                                       $    1,474,560
       6,500   Getty Realty Corp.                                            122,200
      50,000   Newcastle Investment Corp.(a)                                 956,000
      50,300   Vornado Realty Trust                                        2,221,248
                                                                      --------------
                                                                           4,774,008
-------------------------------------------------------------------------------------
Diversified Financials  6.2%
      93,700   America First Mortgage Investments, Inc.                      838,615
      73,650   Anworth Mortgage Asset Corp.                                  703,357
     108,800   Apex Mortgage Capital, Inc.                                 1,260,992
                                                                      --------------
                                                                           2,802,964
-------------------------------------------------------------------------------------
Healthcare Property  3.6%
      21,000   LTC Properties, Inc.                                          165,480
      52,700   Sunrise Assisted Living, Inc. (b)                           1,436,602
                                                                      --------------
                                                                           1,602,082
-------------------------------------------------------------------------------------
Hotels  2.6%
      17,100   Fairmont Hotels & Resorts, Inc.                               483,930
      47,800   Hilton Hotels Corp.                                           683,540
                                                                      --------------
                                                                           1,167,470
-------------------------------------------------------------------------------------
Mixed Office/Industrial  6.0%
      83,100   Liberty Property Trust                                      2,679,975
-------------------------------------------------------------------------------------
Multi-Family  15.5%
       8,800   AMLI Residential Properties Trust                             221,936
      62,100   Apartment Investment & Management Co. (Class 'A'
                Stock)                                                     3,003,777
      57,200   Archstone-Smith Trust                                       1,532,388
      17,300   Camden Property Trust                                         676,776
      38,200   Sun Communities, Inc.                                       1,501,260
                                                                      --------------
                                                                           6,936,137

    See Notes to Financial Statements                                      7

       Prudential Real Estate Securities Fund
             Portfolio of Investments as of March 31, 2002 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Office Property  19.8%
      78,100   Arden Realty, Inc.                                     $    2,218,040
      36,900   Boston Properties, Inc.                                     1,455,705
      73,900   Equity Office Properties Trust                              2,216,261
     120,900   Reckson Associates Realty Corp.                             2,981,394
                                                                      --------------
                                                                           8,871,400
-------------------------------------------------------------------------------------
Regional Malls  16.0%
      55,400   General Growth Properties, Inc.                             2,448,680
       9,700   The Mills Corp.                                               271,212
      73,200   Rouse Co.                                                   2,267,736
      67,700   Simon Property Group, Inc.                                  2,209,051
                                                                      --------------
                                                                           7,196,679
-------------------------------------------------------------------------------------
Shopping Centers  8.2%
      51,700   Center Trust, Inc.                                            273,493
      86,700   Kimco Realty Corp.                                          2,835,090
      26,000   Saul Centers, Inc.                                            577,200
                                                                      --------------
                                                                           3,685,783
-------------------------------------------------------------------------------------
Warehouse/Industrial  10.4%
      79,700   AMB Property Corp.                                          2,191,750
      52,100   ProLogis Trust                                              1,216,535
      34,300   Public Storage, Inc.                                        1,269,443
                                                                      --------------
                                                                           4,677,728
                                                                      --------------
               Total long-term investments (cost $39,829,110)             44,394,226
                                                                      --------------

    8                                      See Notes to Financial Statements

       Prudential Real Estate Securities Fund
             Portfolio of Investments as of March 31, 2002 Cont'd.

Principal
Amount
(000)         Description                                            Value (Note 1)
-----------------------------------------------------------------------------------
SHORT-TERM INVESTMENT  3.7%
Repurchase Agreement
  $  1,630    State Street Bank & Trust Company Repurchase
               Agreement,
               dated 3/28/02, 0.50%, due 4/1/02(c)
               (cost $1,630,000)                                     $    1,630,000
                                                                     --------------
              Total Investments  102.6%
               (cost $41,459,110; Note 5)                                46,024,226
              Liabilities in excess of other assets  (2.6%)              (1,146,025)
                                                                     --------------
              Net Assets  100%                                       $   44,878,201
                                                                     --------------
                                                                     --------------

------------------------------
(a) Fair-valued security.
(b) Non-income producing security.
(c) Maturity value of $1,630,091. Collateralized by $1,370,000 U.S. Treasury Bonds with a rate of 7.875%, maturity date of 2/15/21, and aggregate market value, including accrued interest, of $1,664,782.

    See Notes to Financial Statements                                      9

       Prudential Real Estate Securities Fund
             Statement of Assets and Liabilities

                                                                   March 31, 2002
---------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $41,459,110)                            $ 46,024,226
Cash                                                                         675
Receivable for investments sold                                          442,180
Dividends and interest receivable                                        276,437
Receivable for Fund shares sold                                           36,229
Deferred organization expenses and other assets                           25,074
                                                                   --------------
      Total assets                                                    46,804,821
                                                                   --------------
LIABILITIES
Payable for investments purchased                                      1,342,708
Accrued expenses                                                         267,772
Payable for Fund shares reacquired                                       258,115
Distribution fee payable                                                  29,686
Management fee payable                                                    28,264
Deferred trustees' fees                                                       75
                                                                   --------------
      Total liabilities                                                1,926,620
                                                                   --------------
NET ASSETS                                                          $ 44,878,201
                                                                   --------------
                                                                   --------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $      4,508
   Paid-in capital in excess of par                                   68,419,716
                                                                   --------------
                                                                      68,424,224
   Undistributed net investment income                                   389,310
   Accumulated net realized loss on investments                      (28,500,449)
   Net unrealized appreciation on investments                          4,565,116
                                                                   --------------
Net assets, March 31, 2002                                          $ 44,878,201
                                                                   --------------
                                                                   --------------

    10                                     See Notes to Financial Statements

       Prudential Real Estate Securities Fund
             Statement of Assets and Liabilities Cont'd.

                                                                   March 31, 2002
---------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($11,225,464 / 1,125,867 shares of beneficial interest
      issued and outstanding)                                              $9.97
   Maximum sales charge (5% of offering price)                               .52
                                                                   --------------
   Maximum offering price to public                                       $10.49
                                                                   --------------
                                                                   --------------
Class B:
   Net asset value, offering price and redemption price per
      share
      ($28,356,618 / 2,850,338 shares of beneficial interest
      issued and outstanding)                                              $9.95
                                                                   --------------
                                                                   --------------
Class C:
   Net asset value and redemption price per share
      ($4,117,064 / 413,846 shares of beneficial interest issued
      and outstanding)                                                     $9.95
   Sales charge (1% of offering price)                                       .10
                                                                   --------------
   Offering price to public                                               $10.05
                                                                   --------------
                                                                   --------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($1,179,055 / 118,139 shares of beneficial interest
      issued and outstanding)                                              $9.98
                                                                   --------------
                                                                   --------------

    See Notes to Financial Statements                                     11

       Prudential Real Estate Securities Fund
             Statement of Operations

                                                                        Year
                                                                       Ended
                                                                   March 31, 2002
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Dividends                                                         $2,412,657
   Interest                                                              35,275
                                                                   --------------
      Total income                                                    2,447,932
                                                                   --------------
Expenses
   Management fee                                                       343,125
   Distribution fee--Class A                                             31,082
   Distribution fee--Class B                                            279,395
   Distribution fee--Class C                                             43,900
   Custodian's fees and expenses                                        101,000
   Reports to shareholders                                               85,000
   Transfer agent's fees and expenses                                    61,000
   Registration fees                                                     60,000
   Legal fees and expenses                                               55,000
   Audit fee                                                             27,000
   Amortization of organizational expense                                21,816
   Trustees' fees                                                        10,000
   Miscellaneous                                                          2,678
                                                                   --------------
      Total expenses                                                  1,120,996
                                                                   --------------
Net investment income                                                 1,326,936
                                                                   --------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investment transactions                          6,944,530
Net change in unrealized appreciation on investments                   (641,144)
                                                                   --------------
Net gain on investments                                               6,303,386
                                                                   --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $7,630,322
                                                                   --------------
                                                                   --------------

    12                                     See Notes to Financial Statements

       Prudential Real Estate Securities Fund
             Statement of Changes in Net Assets

                                                       Year Ended March 31,
                                               ------------------------------------
                                                    2002                2001
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                        $  1,326,936        $  1,473,025
   Net realized gain on investment
      transactions                                 6,944,530             483,596
   Net change in unrealized appreciation on
      investments                                   (641,144)          4,935,441
                                               --------------    ------------------
   Net increase in net assets resulting from
      operations                                   7,630,322           6,892,062
                                               --------------    ------------------
Dividends and distributions (Note 1)
   Dividends from net investment income
      Class A                                       (474,118)           (359,822)
      Class B                                       (856,458)           (455,579)
      Class C                                       (135,407)            (75,630)
      Class Z                                        (39,481)            (33,276)
                                               --------------    ------------------
                                                  (1,505,464)           (924,307)
                                               --------------    ------------------
Fund share transactions (net of share
   conversions) (Note 6)
   Net proceeds from shares sold                   5,875,279           6,808,057
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                1,227,628             713,340
   Cost of shares reacquired                     (17,365,832)        (21,541,471)
                                               --------------    ------------------
   Net decrease in net assets from Fund
      share transactions                         (10,262,925)        (14,020,074)
                                               --------------    ------------------
Total decrease                                    (4,138,067)         (8,052,319)
NET ASSETS
Beginning of year                                 49,016,268          57,068,587
                                               --------------    ------------------
End of year(a)                                  $ 44,878,201        $ 49,016,268
                                               --------------    ------------------
                                               --------------    ------------------
------------------------------
(a) Includes undistributed net investment
    income of:                                  $    389,310        $    546,022
                                               --------------    ------------------

    See Notes to Financial Statements                                     13

       Prudential Real Estate Securities Fund
             Notes to Financial Statements

      Prudential Real Estate Securities Fund (the 'Fund') is registered under the Investment Company Act of 1940 as a nondiversified, open-end, management investment company. The Fund was established as a Delaware business trust on October 24, 1997. The Fund issued 2,500 shares of beneficial interest each of Class A, Class B, Class C and Class Z on February 18, 1998 to Prudential Investments LLC ('PI'), formerly known as Prudential Investments Fund Management LLC. Investment operations commenced on May 5, 1998. The investment objective of the Fund is high current income and long-term growth of capital. It seeks to achieve this objective by investing primarily in equity securities of real estate companies.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Securities traded on an exchange and Nasdaq
National Market securities are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices or at the last bid price on such day in the absence of an asked price. Securities traded in the over-the-counter market (including securities listed on exchanges whose primary market is believed to be over-the-counter), are valued by an independent pricing agent or principal market maker. Securities for which reliable market quotations are not readily available are valued by the Valuation Committee or Board of Trustees in consultation with the manager and subadviser. Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with United States financial institutions, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of collateral is marked to market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Securities Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes original discount on portfolio securities as adjustments to

       Prudential Real Estate Securities Fund
             Notes to Financial Statements Cont'd.

interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (loss) (other than distribution fees) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income quarterly and distributions of net realized capital gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    It is the Fund's policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Organization Expenses:    Organization costs of approximately $108,700 are
being amortized ratably over a period of sixty months from the date the Fund commenced investment operations.

Note 2. Agreements
The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PI had a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). Effective December 14, 2001, PI terminated the subadvisory agreement with PIM and entered into a subadvisory agrement with Wellington Management Company, LLP ('Wellington'). The subadvisory agreement provides that Wellington furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Wellington is obligated to keep certain books and records of the Fund. PI continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises Wellington's performance of such services. PI pays for the services of Wellington, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid to PI is computed daily and payable monthly at an annual rate of .75 of 1% of the Fund's average daily net assets.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS') which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to a plan of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by
                                                                          15

       Prudential Real Estate Securities Fund
             Notes to Financial Statements Cont'd.

PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. Such expenses under the Plans were .25 of 1% of the average daily net assets of Class A shares and 1% of the average daily net assets of both the Class B and C shares for the year ended March 31, 2002.

      PIMS has advised the Fund that it received approximately $15,100 and $3,800 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the year ended March 31, 2002. From these fees, PIMS paid such sales charges to dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the year ended March 31, 2002, it received approximately $94,900 and $1,200 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

      PI, PIM and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), is a party to a syndicated credit agreement ('SCA') with a group of banks. For the year ended March 31, 2002, the amounts of the commitment were as follows: $500 million from April 1, 2001 through September 13, 2001, $930 million from September 14, 2001 through December 31, 2001 and $500 million from January 1, 2002 through May 2, 2002. On May 3, 2002, the Funds renewed and amended the SCA, which effectively increased the banks' commitment to $800 million and allows the Funds to increase the commitment to $1 billion if necessary. Interest on any borrowings under the SCA will be incurred at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the SCA. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The expiration date of the SCA is May 2, 2003. The Fund did not borrow any amounts pursuant to the SCA during the year ended March 31, 2002.

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund's transfer agent. During the year ended March 31, 2002, the Fund incurred fees of approximately $54,900 for the services of PMFS. As of March 31, 2002, approximately $4,200 of such fees were due to PMFS. Transfer agent fees and expenses in the statement of operations include certain out-of-pocket expenses paid to nonaffiliates.

       Prudential Real Estate Securities Fund
             Notes to Financial Statements Cont'd.

      Effective November 1, 2001, the Fund pays networking fees to Prudential Securities, Inc. ('PSI'), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national mutual fund clearing system. The total amount paid to PSI during the period was approximately $4,400 and is included in transfer agent's fees and expenses in the statement of operations.

Note 4. Portfolio Securities
Purchases and sales of investment securities, other than short-term investments, for the year ended March 31, 2002 aggregated $49,236,421 and $58,404,606, respectively.

Note 5. Distributions and Tax Information
Distributions to shareholders, which are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income (loss) and accumulated net realized gains (losses) on the statement of assets and liabilities that more closely represent their tax character, certain adjustments have been made to paid-in-capital in excess of par, undistributed net investment income (loss) and accumulated net realized gain (loss) on investments. For the year ended March 31, 2002, the adjustments were to increase undistributed net investment income and decrease paid-in-capital in excess of par by $21,816 for certain expenses not deductible for tax purposes. Net investment income, net realized losses and net assets were not affected by this change.

      For the year ended March 31, 2002, the tax character of distributions paid by the Fund was $1,505,464 from ordinary income.

      As of March 31, 2002, the Fund had undistributed ordinary income on a tax basis of $389,310.

      For federal income tax purposes, the Fund had a capital loss carryforward as of March 31, 2002, of approximately $28,268,000 of which $4,967,000 expires in 2007, $21,157,000 expires in 2008 and $2,144,000 expires in 2009.
Accordingly, no capital gains distributions are expected to be paid to shareholders until future net gains have been realized in excess of such carryforward.

      The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of March 31, 2002 were as follows:

                                                          Net Unrealized
   Tax Basis         Appreciation       Depreciation       Appreciation
----------------   ----------------   ----------------   ----------------
  $41,691,629         $4,388,806         $(56,209)          $4,332,597

      The difference between book basis and tax basis was attributable to deferred losses on wash sales.
                                                                          17

       Prudential Real Estate Securities Fund
             Notes to Financial Statements Cont'd.

Note 6. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who are qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value divided into four classes, designated Class A, Class B, Class C and Class Z.

      Transactions in shares of beneficial interest were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Year ended March 31, 2002:
Shares sold                                                     148,815    $   1,391,039
Shares issued in reinvestment of dividends                       41,283          368,547
Shares reacquired                                              (817,929)      (7,475,297)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (627,831)      (5,715,711)
Shares issued upon conversion from Class B                       19,523          180,357
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (608,308)   $  (5,535,354)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended March 31, 2001:
Shares sold                                                     275,423    $   2,242,949
Shares issued in reinvestment of dividends                       27,665          231,590
Shares reacquired                                              (733,622)      (6,110,208)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (430,534)      (3,635,669)
Shares issued upon conversion from Class B                       42,146          366,802
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (388,388)   $  (3,268,867)
                                                            -----------    -------------
                                                            -----------    -------------
Class B
----------------------------------------------------------
Year ended March 31, 2002:
Shares sold                                                     296,967    $   2,728,285
Shares issued in reinvestment of dividends                       78,610          701,977
Shares reacquired                                              (741,346)      (6,761,916)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                   (365,769)      (3,331,654)
Shares reacquired upon conversion into Class A                  (19,560)        (180,357)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (385,329)   $  (3,512,011)
                                                            -----------    -------------
                                                            -----------    -------------

       Prudential Real Estate Securities Fund
             Notes to Financial Statements Cont'd.

Class B                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Year ended March 31, 2001:
Shares sold                                                     192,616    $   1,650,555
Shares issued in reinvestment of dividends                       45,589          382,199
Shares reacquired                                            (1,280,658)     (10,579,656)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding before
  conversion                                                 (1,042,453)      (8,546,902)
Shares reacquired upon conversion into Class A                  (42,224)        (366,802)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                (1,084,677)   $  (8,913,704)
                                                            -----------    -------------
                                                            -----------    -------------
Class C
----------------------------------------------------------
Year ended March 31, 2002:
Shares sold                                                     118,140    $   1,068,075
Shares issued in reinvestment of dividends                       13,533          120,788
Shares reacquired                                              (264,436)      (2,408,571)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (132,763)   $  (1,219,708)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended March 31, 2001:
Shares sold                                                     261,950    $   2,226,817
Shares issued in reinvestment of dividends                        8,027           67,400
Shares reacquired                                              (386,825)      (3,279,749)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (116,848)   $    (985,532)
                                                            -----------    -------------
                                                            -----------    -------------
Class Z
----------------------------------------------------------
Year ended March 31, 2002:
Shares sold                                                      73,831    $     687,880
Shares issued in reinvestment of dividends                        4,070           36,316
Shares reacquired                                               (79,643)        (720,048)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                    (1,742)   $       4,148
                                                            -----------    -------------
                                                            -----------    -------------
Year ended March 31, 2001:
Shares sold                                                      80,932    $     687,736
Shares issued in reinvestment of dividends                        3,869           32,151
Shares reacquired                                              (188,637)      (1,571,858)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                  (103,836)   $    (851,971)
                                                            -----------    -------------
                                                            -----------    -------------

Note 7. Dividends
On April 10, 2002 the Board of Trustees of the Fund declared the following dividends per share, payable on April 12, 2002 to shareholders of record on April 11, 2002.

                                                     Class B
                                    Class A           and C           Class Z
                                    -------       -------------       -------
               Ordinary Income       $.086            $.067            $.092

       Prudential Real Estate Securities Fund
             Financial Highlights

                                                                    Class A
                                          -----------------------------------------------------------
                                                         Year Ended                    May 5, 1998(a)
                                                         March 31,                        Through
                                          ----------------------------------------       March 31,
                                             2002           2001           2000             1999
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period       $   8.71       $   7.79       $   7.46         $  10.00
                                          ----------     ----------     ----------     --------------
Income from investment operations
Net investment income                           .31(e)         .28(e)         .15(e)           .27
Net realized and unrealized gain
   (loss) on investment transactions           1.30            .82            .42            (2.60)
                                          ----------     ----------     ----------     --------------
      Total from investment
      operations                               1.61           1.10            .57            (2.33)
                                          ----------     ----------     ----------     --------------
Less distributions
Dividends from net investment income           (.35)          (.18)          (.21)            (.21)
Distributions in excess of net
   investment income                             --             --             --(d)            --
Tax return of capital distributions              --             --           (.03)              --
                                          ----------     ----------     ----------     --------------
      Total distributions                      (.35)          (.18)          (.24)            (.21)
                                          ----------     ----------     ----------     --------------
Net asset value, end of period             $   9.97       $   8.71       $   7.79         $   7.46
                                          ----------     ----------     ----------     --------------
                                          ----------     ----------     ----------     --------------
TOTAL INVESTMENT RETURN(b):                   19.00%         14.28%          7.74%          (23.29)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)            $ 11,225       $ 15,103       $ 16,545         $ 22,465
Average net assets (000)                   $ 12,433       $ 16,271       $ 19,631         $ 31,941
Ratios to average net assets:
   Expenses, including distribution
      and service (12b-1) fees                 1.93%          1.87%          1.70%            1.56%(c)
   Expenses, excluding distribution
      and service (12b-1) fees                 1.68%          1.62%          1.45%            1.31%(c)
   Net investment income                       3.43%          3.27%          1.93%            3.47%(c)
For Class A, B, C and Z shares:
Portfolio turnover(f)                           110%            62%            54%             122%

------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Based on average monthly shares outstanding during the year.
(f) Portfolio turnover for periods of less than one full year is not annualized.

    20                                     See Notes to Financial Statements

       Prudential Real Estate Securities Fund
             Financial Highlights Cont'd.

                                                                    Class B
                                          -----------------------------------------------------------
                                                         Year Ended                    May 5, 1998(a)
                                                         March 31,                        Through
                                          ----------------------------------------       March 31,
                                             2002           2001           2000             1999
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period       $   8.69       $   7.78       $   7.45         $  10.00
                                          ----------     ----------     ----------     --------------
Income from investment operations
Net investment income                           .24(e)         .21(e)         .09(e)           .20
Net realized and unrealized gain
   (loss) on investment transactions           1.30            .82            .42            (2.58)
                                          ----------     ----------     ----------     --------------
      Total from investment
      operations                               1.54           1.03            .51            (2.38)
                                          ----------     ----------     ----------     --------------
Less distributions
Dividends from net investment income           (.28)          (.12)          (.15)            (.17)
Distributions in excess of net
   investment income                             --             --             --(d)            --
Tax return of capital distributions              --             --           (.03)              --
                                          ----------     ----------     ----------     --------------
      Total distributions                      (.28)          (.12)          (.18)            (.17)
                                          ----------     ----------     ----------     --------------
Net asset value, end of period             $   9.95       $   8.69       $   7.78         $   7.45
                                          ----------     ----------     ----------     --------------
                                          ----------     ----------     ----------     --------------
TOTAL INVESTMENT RETURN(b):                   18.14%         13.35%          6.96%          (23.78)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)            $ 28,357       $ 28,118       $ 33,616         $ 54,845
Average net assets (000)                   $ 27,939       $ 30,747       $ 47,271         $ 72,034
Ratios to average net assets:
   Expenses, including distribution
      and service (12b-1) fees                 2.68%          2.62%          2.45%            2.31%(c)
   Expenses, excluding distribution
      and service (12b-1) fees                 1.68%          1.62%          1.45%            1.31%(c)
   Net investment income                       2.67%          2.49%          1.16%            2.70%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return does not consider the effects of sales loads. Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Based on average monthly shares outstanding during the year.

    See Notes to Financial Statements                                     21

       Prudential Real Estate Securities Fund
             Financial Highlights Cont'd.

                                                                    Class C
                                          -----------------------------------------------------------
                                                         Year Ended                    May 5, 1998(a)
                                                         March 31,                        Through
                                          ----------------------------------------       March 31,
                                             2002           2001           2000             1999
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period        $ 8.69         $ 7.78         $ 7.45          $  10.00
                                          ----------     ----------     ----------     --------------
Income from investment operations
Net investment income                          .25(e)         .21(e)         .09(e)            .20
Net realized and unrealized gain
   (loss) on investment transactions          1.29            .82            .42             (2.58)
                                          ----------     ----------     ----------     --------------
      Total from investment
      operations                              1.54           1.03            .51             (2.38)
                                          ----------     ----------     ----------     --------------
Less distributions
Dividends from net investment income          (.28)          (.12)          (.15)             (.17)
Distributions in excess of net
   investment income                            --             --             --(d)             --
Tax return of capital distributions             --             --           (.03)               --
                                          ----------     ----------     ----------     --------------
      Total distributions                     (.28)          (.12)          (.18)             (.17)
                                          ----------     ----------     ----------     --------------
Net asset value, end of period              $ 9.95         $ 8.69         $ 7.78          $   7.45
                                          ----------     ----------     ----------     --------------
                                          ----------     ----------     ----------     --------------
TOTAL INVESTMENT RETURN(b):                  18.14%         13.35%          6.96%           (23.78)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)             $4,117         $4,750         $5,162          $  9,883
Average net assets (000)                    $4,390         $5,096         $8,215          $ 13,672
Ratios to average net assets:
   Expenses, including distribution
      and service (12b-1) fees                2.68%          2.62%          2.45%             2.31%(c)
   Expenses, excluding distribution
      and service (12b-1) fees                1.68%          1.62%          1.45%             1.31%(c)
   Net investment income                      2.72%          2.52%          1.12%             2.71%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Based on average monthly shares outstanding during the year.

    22                                     See Notes to Financial Statements

       Prudential Real Estate Securities Fund
             Financial Highlights Cont'd.

                                                                    Class Z
                                          -----------------------------------------------------------
                                                         Year Ended                    May 5, 1998(a)
                                                         March 31,                        Through
                                          ----------------------------------------       March 31,
                                             2002           2001           2000             1999
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period        $ 8.72         $ 7.80         $ 7.47          $  10.00
                                          ----------     ----------     ----------     --------------
Income from investment operations
Net investment income                          .33(e)         .29(e)         .18(e)            .29
Net realized and unrealized gain
   (loss) on investment transactions          1.30            .83            .41             (2.59)
                                          ----------     ----------     ----------     --------------
      Total from investment
      operations                              1.63           1.12            .59             (2.30)
                                          ----------     ----------     ----------     --------------
Less distributions
Dividends from net investment income          (.37)          (.20)          (.23)             (.23)
Distributions in excess of net
   investment income                            --             --             --(d)             --
Tax return of capital distributions             --             --           (.03)               --
                                          ----------     ----------     ----------     --------------
      Total distributions                     (.37)          (.20)          (.26)             (.23)
                                          ----------     ----------     ----------     --------------
Net asset value, end of period              $ 9.98         $ 8.72         $ 7.80          $   7.47
                                          ----------     ----------     ----------     --------------
                                          ----------     ----------     ----------     --------------
TOTAL INVESTMENT RETURN(b):                  19.29%         14.54%          8.02%           (23.05)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)             $1,179         $1,045         $1,746          $  1,530
Average net assets (000)                    $  988         $1,376         $1,482          $  2,894
Ratios to average net assets:
   Expenses, including distribution
      and service (12b-1) fees                1.68%          1.62%          1.45%             1.31%(c)
   Expenses, excluding distribution
      and service (12b-1) fees                1.68%          1.62%          1.45%             1.31%(c)
   Net investment income                      3.70%          3.43%          2.32%             3.76%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total investment returns for periods of less than one full year are not annualized.
(c) Annualized.
(d) Less than $.005 per share.
(e) Based on average monthly shares outstanding during the year.
    See Notes to Financial Statements                                     23

       Prudential Real Estate Securities Fund
             Report of Independent Accountants

The Shareholders and Board of Trustees of
Prudential Real Estate Securities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Real Estate Securities Fund (the 'Fund') at March 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
May 17, 2002

       Prudential Real Estate Securities Fund
             Federal Income Tax Information (Unaudited)

      We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (March 31, 2002) as to the federal tax status of dividends paid by the Fund during such fiscal year. Accordingly, we are advising you that in the fiscal year ended March 31, 2002, dividends were paid of $.349, $.281, $.281 and $.372 per share (representing net investment income for Class A, B, C and Z shares respectively), which are taxable as ordinary income.

      We wish to advise you that the corporate dividends received deduction for the Fund is 7%. Only funds that invest in U.S. equity securities are entitled to pass-through a corporate dividends received deduction.

      In January 2002, you were advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the dividends received by you in calendar year 2001.
                                                                          25

   Prudential Real Estate Securities Fund    www.PruFN.com  (800) 225-1852
             Management of the Fund (Unaudited)

      Information pertaining to the Trustees of the Fund is set forth below. Trustees who are not deemed to be 'interested persons' of the Fund as defined in the Investment Company Act of 1940, as amended (the 1940 Act) are referred to as 'Independent Trustees.' Trustees who are deemed to be 'interested persons' of the Fund are referred to as 'Interested Trustees.' 'Fund Complex' consists of the Fund and any other investment companies managed by Prudential Investments LLC (PI).

       Independent Trustees

                                                                                Term of Office***
                                                            Position              and Length of
                       Name, Address** and Age              With Fund              Time Served
                       ---------------------------------------------------------------------------
                       Delayne Dedrick Gold (63)            Trustee                 since 1997

                       Robert E. La Blanc (68)              Trustee                 since 2001

                       Robin B. Smith (62)                  Trustee                 since 1997

                       Stephen Stoneburn (58)               Trustee                 since 2001

                       Nancy H. Teeters (71)                Trustee                 since 2001
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                 During Past Five Years                 Trustee
                       -----------------------------------------------------------------------------------------
                       Delayne Dedrick Gold (63)        Marketing Consultant.                           89

                       Robert E. La Blanc (68)          President (since 1981) of Robert E.             74
                                                        La Blanc Associates, Inc.
                                                        (telecommunications); formerly
                                                        General Partner at Salomon Brothers
                                                        and Vice-Chairman of Continental
                                                        Telecom; Trustee of Manhattan
                                                        College.

                       Robin B. Smith (62)              Chairman and Chief Executive Officer            69
                                                        (since August 1996) of Publishers
                                                        Clearing House (publishing), formerly
                                                        President and Chief Executive Officer
                                                        (January 1988 - August 1996) of
                                                        Publishers Clearing House.

                       Stephen Stoneburn (58)           President and Chief Executive Officer           74
                                                        (since June 1996) of Quadrant Media
                                                        Corp. (a publishing company);
                                                        formerly President (June 1995 - June
                                                        1996) of Argus Integrated Media,
                                                        Inc.; Senior Vice President and
                                                        Managing Director (January 1993 -
                                                        1995) of Cowles Business Media and
                                                        Senior Vice President of Fairchild
                                                        Publications, Inc. (1975 - 1989).

                       Nancy H. Teeters (71)            Economist; formerly Vice President              72
                                                        and Chief Economist of International
                                                        Business Machines Corporation;
                                                        formerly Director of Inland Steel
                                                        Industries (July 1984-1999); formerly
                                                        Governor of the Federal Reserve
                                                        (September 1978 - June 1984).

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       --------------------------------------------------------------
                       Delayne Dedrick Gold (63)                     --

                       Robert E. La Blanc (68)          Director of Storage
                                                        Technology Corporation
                                                        (since 1979, technology);
                                                        Chartered Semiconductor
                                                        Manufacturing Ltd. (since
                                                        1998, Singapore); Titan
                                                        Corporation (electronics,
                                                        since 1995), Salient 3
                                                        Communications, Inc. (since
                                                        1995, technology); Director
                                                        of First Financial Fund,
                                                        Inc. (since 1999) and
                                                        Director of The High Yield
                                                        Plus Fund, Inc. (since April
                                                        1999).

                       Robin B. Smith (62)              Director of BellSouth
                                                        Corporation (since 1992),
                                                        and Kmart Corporation (since
                                                        1996, retail).

                       Stephen Stoneburn (58)                        --

                       Nancy H. Teeters (71)                         --

    26                                                                    27

   Prudential Real Estate Securities Fund     www.PruFN.com (800) 225-1852
             Management of the Fund (Unaudited) Cont'd.

                                                                                Term of Office***
                                                            Position              and Length of
                       Name, Address** and Age              With Fund              Time Served
                       ---------------------------------------------------------------------------
                       Clay T. Whitehead (63)               Trustee                 since 1997

                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                 During Past Five Years                 Trustee
                       ------------------------------------------------------------------------------------------
                       Clay T. Whitehead (63)           President (since 1983) of National              91
                                                        Exchange Inc. (new business
                                                        development firm).


                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       ----------------------------------------------------------
                       Clay T. Whitehead (63)           Director (since 2000) of
                                                        First Financial Fund, Inc.
                                                        and The High Yield Plus
                                                        Fund, Inc.

       Interested Trustees

                                                                                Term of Office***
                                                            Position              and Length of
                       Name, Address** and Age              With Fund              Time Served
                       ---------------------------------------------------------------------------
                       *Robert F. Gunia (55)                Trustee and             since 1997
                                                            Vice President

                       *David R. Odenath, Jr. (45)          Trustee and             since 1999
                                                            President
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                 During Past Five Years                 Trustee
                       -----------------------------------------------------------------------------------------
                       *Robert F. Gunia (55)            Executive Vice President and Chief              112
                                                        Administrative Officer (since June
                                                        1999) of PI; Executive Vice President
                                                        and Treasurer (since January 1996) of
                                                        PI; President (since April 1999) of
                                                        Prudential Investment Management
                                                        Services LLC (PIMS); Corporate Vice
                                                        President (since September 1997) of
                                                        The Prudential Insurance Company of
                                                        America (Prudential); formerly Senior
                                                        Vice President (March 1987-May 1999)
                                                        of Prudential Securities; formerly
                                                        Chief Administrative Officer (July
                                                        1989-September 1996), Director
                                                        (January 1989-September 1996) and
                                                        Executive Vice President, Treasurer
                                                        and Chief Financial Officer (June
                                                        1987-December 1996) of PMF; Vice
                                                        President and Director (since May
                                                        1992) of Nicholas-Applegate Fund,
                                                        Inc.

                       *David R. Odenath, Jr. (45)      President, Chief Executive Officer              115
                                                        and Chief Operating Officer (since
                                                        June 1999) of PI; Senior Vice
                                                        President (since June 1999) of
                                                        Prudential; formerly Senior Vice
                                                        President (August 1993-May 1999) of
                                                        PaineWebber Group, Inc.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       -------------------------------------------------------------
                       *Robert F. Gunia (55)            Vice President and Director
                                                        (since May 1989) of The Asia
                                                        Pacific Fund, Inc.

                       *David R. Odenath, Jr. (45)                   --

    28                                                                    29

   Prudential Real Estate Securities Fund        www.PruFN.com (800) 225-1852
             Management of the Fund (Unaudited) Cont'd.

                                                                                Term of Office***
                                                            Position              and Length of
                       Name, Address** and Age              With Fund              Time Served
                       ---------------------------------------------------------------------------
                       *Judy A. Rice (54)                   Trustee and             since 2001
                                                            Vice President
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                 During Past Five Years                 Trustee
                       ------------------------------------------------------------------------------------------
                       *Judy A. Rice (54)               Executive Vice President (since 1999)           111
                                                        of Prudential Investments; formerly
                                                        various positions to Senior Vice
                                                        President (1992-1999) of Prudential
                                                        Securities; and various positions to
                                                        Managing Director (1975-1992) of
                                                        Salomon Smith Barney; Member of Board
                                                        of Governors of the Money Management
                                                        Institute; Member of the Prudential
                                                        Securities Operating Council and a
                                                        Member of the Board of Directors for
                                                        the National Association for Variable
                                                        Annuities.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       ----------------------------------------------------------
                       *Judy A. Rice (54)                            --


      Information pertaining to the Officers of the Fund who are not the Trustees is set forth below.

       Officers

                                                                                Term of Office***
                                                            Position              and Length of
                       Name, Address** and Age              With Fund              Time Served
                       ---------------------------------------------------------------------------
                       Grace C. Torres (42)                 Treasurer and           since 1997
                                                            Principal
                                                            Financial and
                                                            Accounting
                                                            Officer

                       Jonathan D. Shain (43)               Secretary               since 2001

                                                                Principal Occupations
                       Name, Address** and Age                 During Past Five Years
                       ----------------------------------------------------------------------
                       Grace C. Torres (42)             Senior Vice President (since January
                                                        2000) of PI; formerly First Vice
                                                        President (December 1996-January
                                                        2000) of PI and First Vice President
                                                        (March 1993-1999) of Prudential
                                                        Securities.

                       Jonathan D. Shain (43)           Vice President and Corporate Counsel
                                                        (since August 1998) of Prudential;
                                                        formerly Attorney with Fleet Bank,
                                                        N.A. (January 1997 - July 1988) and
                                                        Associate Counsel (August 1994 -
                                                        January 1997) of New York Life
                                                        Insurance Company.

    30                                                                    31

   Prudential Real Estate Securities Fund      www.PruFN.com  (800) 225-1852
             Management of the Fund (Unaudited) Cont'd.

                                                                                Term of Office***
                                                            Position              and Length of
                       Name, Address** and Age              With Fund              Time Served
                       ---------------------------------------------------------------------------
                       William V. Healey (48)               Assistant               since 2000
                                                            Secretary

                                                                Principal Occupations
                       Name, Address** and Age                 During Past Five Years
                       ---------------------------------------------------------------------
                       William V. Healey (48)           Vice President and Associate General
                                                        Counsel (since 1998) of Prudential;
                                                        Executive Vice President, Secretary
                                                        and Chief Legal Officer (since
                                                        February 1999) of PI; Senior Vice
                                                        President, Chief Legal Officer and
                                                        Secretary (since December 1998) of
                                                        PIMS; Executive Vice President, Chief
                                                        Legal Officer and Secretary (since
                                                        February 1999) of Prudential Mutual
                                                        Fund Services LLC; Director (since
                                                        June 1999) of ICI Mutual Insurance
                                                        Company; prior to August 1998,
                                                        Associate General Counsel of the
                                                        Dreyfus Corporation (Dreyfus), a
                                                        subsidiary of Mellon Bank, N.A.
                                                        (Mellon Bank), and an officer and/or
                                                        director of various affiliates of
                                                        Mellon Bank and Dreyfus.


------------------

    * 'Interested' Trustee, as defined in the 1940 Act, by reason of employment with the Manager, the Subadviser or the Distributor.
   ** Unless otherwise noted, the address of the Trustees and Officers is c/o:
      Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, NJ
      07102.
  *** There is no set term of office for Trustees and Officers. The Independent
      Trustees have adopted a retirement policy, which calls for the retirement of
      Trustees on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as Trustees and/or Officer.
 **** This column includes only directorships of companies required to register, or file reports with the Commission under the Securities and Exchange Act of 1934
      (i.e., 'public companies') or other investment companies registered under the
      1940 Act.

Additional information about the Fund's Trustees is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 225-1852 or (732) 482-7555 (Calling from outside the U.S.)
    32                                                                    33

Prudential Real Estate Securities Fund

Class A     Growth of a $10,000 Investment

                    (GRAPH)

Average Annual Total Returns as of 3/31/02

                       One Year    Since Inception
With Sales Charge       13.05%         1.69%
Without Sales Charge    19.00%         3.04%

Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in the Prudential
Real Estate Securities Fund (Class A shares) with a similar investment in the Standard & Poor's 500
Composite Stock Price Index (S&P 500 Index) and the
Wilshire REIT Index by portraying the initial account values at the commencement of operations of Class A shares (May 5, 1998) and the account values at the end of the current fiscal year (March 31, 2002), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable front-end sales charge was deducted from the initial $10,000 investment in Class A shares; (b) all recurring fees
(including management fees) were deducted; and (c) all dividends and distributions were reinvested. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The Wilshire REIT Index is an unmanaged, market capitalization-weighted index comprising publicly traded REITs and real estate operating companies. Both indexes' total returns include the reinvestment of all dividends, but do not include the effect of sales charges or operating expenses of a mutual fund or taxes. These returns would be lower if they included the effect of sales charges, operating expenses, or taxes. The securities that comprise both indexes may differ substantially from the securities in the Fund. These indexes are not the only ones that may be used to characterize performance of stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with Securities and Exchange Commission (SEC) regulations.

                              www.prudential.com    (800) 225-1852

Class B     Growth of a $10,000 Investment

                     (GRAPH)

Average Annual Total Returns as of 3/31/02

                        One Year    Since Inception
With Sales Charge        13.14%          1.79%
Without Sales Charge     18.14%          2.27%

Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in the Prudential
Real Estate Securities Fund (Class B shares) with a similar investment in the Standard & Poor's 500
Composite Stock Price Index (S&P 500 Index) and the
Wilshire REIT Index by portraying the initial account values at the commencement of operations of Class B shares (May 5, 1998) and the account values at the end of the current fiscal year (March 31, 2002), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable contingent deferred sales charge was deducted from the value of the investment in Class B shares, assuming full redemption on March 31, 2002; (b) all recurring fees
(including management fees) were deducted; and (c) all dividends and distributions were reinvested.
Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The Wilshire REIT Index is an unmanaged, market capitalization-weighted index comprising publicly traded REITs and real estate operating companies. Both indexes' total returns include the reinvestment of all dividends, but do not include the effect of sales charges or operating expenses of a mutual fund or taxes. These returns would be lower if they included the effect of sales charges, operating expenses, or taxes. The securities that comprise both indexes may differ substantially from the securities in the Fund. These indexes are not the only ones that may be used to characterize performance of stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with Securities and Exchange Commission (SEC) regulations.

Prudential Real Estate Securities Fund

Class C    Growth of a $10,000 Investment

                 (GRAPH)

Average Annual Total Returns as of 3/31/02

                        One Year    Since Inception
With Sales Charge        15.97%          2.01%
Without Sales Charge     18.14%          2.27%

Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in the Prudential
Real Estate Securities Fund (Class C shares) with a similar investment in the Standard & Poor's 500
Composite Stock Price Index (S&P 500 Index) and the
Wilshire REIT Index by portraying the initial account values at the commencement of operations of Class C shares (May 5, 1998) and the account values at the end of the current fiscal year (March 31, 2002), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the front-end sales charge was deducted from the initial $10,000 investment in Class
C shares; (b) the applicable contingent deferred sales charge was deducted from the value of the investment in Class C shares, assuming full redemption on March 31, 2002; (c) all recurring fees
(including management fees) were deducted; and (d) all dividends and distributions were reinvested. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The Wilshire REIT Index is an unmanaged, market capitalization-weighted index comprising publicly traded REITs and real estate operating companies. Both indexes' total returns include the reinvestment of all dividends, but do not include the effect of sales charges or operating expenses of a mutual fund or taxes. These returns would be lower if they included the effect of sales charges, operating expenses, or taxes. The securities that comprise both indexes may differ substantially from the securities in the Fund. These indexes are not the only ones that may be used to characterize performance of stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with Securities and Exchange Commission (SEC) regulations.

                                 www.prudential.com     (800) 225-1852

Class Z     Growth of a $10,000 Investment

                 (GRAPH)

Average Annual Total Returns as of 3/31/02

                  One Year    Since Inception
                   19.29%          3.31%

Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The graph compares a $10,000 investment in the Prudential
Real Estate Securities Fund (Class Z shares) with a similar investment in the Standard & Poor's 500
Composite Stock Price Index (S&P 500 Index) and the
Wilshire REIT Index by portraying the initial account values at the commencement of operations of Class Z shares (May 5, 1998) and the account values at the end of the current fiscal year (March 31, 2002), as measured on a quarterly basis. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) all recurring fees (including management fees) were deducted, and (b) all dividends and distributions were reinvested. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees. The average annual total returns in the table and the returns on investment in the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies. It gives a broad look at how stock prices have performed. The Wilshire REIT Index is an unmanaged, market capitalization-weighted index comprising publicly traded REITs and real estate operating companies. Companies in this index tend to exhibit higher price-to-book and price/earnings ratios, lower dividend yields, and higher forecasted growth rates.. Both indexes' total returns include the reinvestment of all dividends, but do not include the effect of sales charges or operating expenses of a mutual fund or taxes. These returns would be lower if they included the effect of sales charges, operating expenses, or taxes. The securities that comprise both indexes may differ substantially from the securities in the Fund. These indexes are not the only ones that may be used to characterize performance of stock funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index.

This graph is furnished to you in accordance with Securities and Exchange Commission (SEC) regulations.

For More Information

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's website at:
www.prudential.com

TRUSTEES
Delayne Dedrick Gold
Robert F. Gunia
Robert E. LaBlanc
David R. Odenath, Jr.
Judy A. Rice
Robin B. Smith
Steven Stoneburn
Nancy H. Teeters
Clay T. Whitehead

OFFICERS
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Jonathan D. Shain, Secretary
William V. Healey, Assistant Secretary

MANAGER
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

INVESTMENT ADVISER
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

DISTRIBUTOR
Prudential Investment
   Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

TRANSFER AGENT
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, NY 10004-2498

Mutual funds are not bank guaranteed or FDIC insured, and may lose value.

Fund Symbols    Nasdaq     CUSIP
------------    ------     -----
    Class A     PURAX    74436U102
    Class B     PURBX    74436U201
    Class C     --       74436U300
    Class Z     --       74436U409

MF182E    IFS-A071122